Transactions with Related Parties, Long-Term Debt, Related Party (Details)						6 Months Ended
	May 05, 2025 USD ($)	Apr. 28, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 24, 2025 USD ($)	Dec. 11, 2024 USD ($) Vessel Subsidiary	Jun. 30, 2026 USD ($) Installment	Jun. 30, 2025 USD ($)
Transactions with Related Parties [Abstract]
Repayment of loan						$ 25,310,680	$ 101,057,645
Related Party [Member] | Toro [Member] | Term Loan [Member]
Transactions with Related Parties [Abstract]
Face amount					$ 100,000,000
Term of loan					5 years
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]						us-gaap:SecuredOvernightFinancingRateSofrMember
Margin on variable rate					1.80%
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary					10
Number of payment installments | Installment						20
Frequency of periodic payment						quarterly
Installment payment					$ 2,500,000
Balloon payment					$ 50,000,000
Number of vessels first priority mortgaged as collateral to loan facilities | Vessel					10
Repayment of loan	$ 36,000,000	$ 14,000,000	$ 34,000,000	$ 13,500,000
Weighted average interest rate							6.15%
Interest incurred on long-term debt						$ 0	$ 1,771,836